Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—87.7%
Alabama—5.8%
Alabama Highway Finance Corp., State Highway Revenue 5.000%, 8/1/39	$1,500	$1,958
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	1,000	1,215
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,209
		4,382

California—11.6%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,498
California, State of, General Obligation 5.000%, 9/1/30	1,000	1,042
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue 4.000%, 6/1/35	1,500	1,823
Sales Tax Revenue 4.000%, 6/1/37	1,000	1,203
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	598
5.000%, 9/1/29	405	483
San Mateo Foster, City of, Public Financing Authority Revenue
4.000%, 5/1/45	500	581
4.000%, 5/1/48	500	579
		8,807

Colorado—3.1%
E-470 Public Highway Authority
Toll Highway Revenue 5.000%, 9/1/35	800	1,055
Toll Highway Revenue 5.000%, 9/1/36	1,000	1,313
		2,368

Connecticut—4.2%
Connecticut, State of,
Sales Tax Revenue 5.000%, 10/1/27	985	1,259
Sales Tax Revenue 5.000%, 5/1/37	1,500	1,907
		3,166

District of Columbia—1.7%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,256
Florida—1.6%
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	1,000	1,242
	Par Value	Value

Georgia—1.7%
Development Authority for Fulton County, Georgia Tech Athletic Association Revenue (Pre-Refunded 4/1/21 @ 100) 5.750%, 10/1/36	$1,250	$1,285
Illinois—3.8%
Chicago O’Hare International Airport Revenue, Senior Lien 4.000%, 1/1/35	1,000	1,143
Du Page County, 3.000%, 5/15/47	500	502
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,269
		2,914

Maryland—6.5%
Maryland, State of, General Obligation 5.000%, 3/15/31	1,500	1,937
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	2,320	2,961
		4,898

Massachusetts—3.2%
Massachusetts, State of, Bay Transportation Authority Sales Tax Revenue 5.000%, 7/1/45	2,000	2,465
Minnesota—1.6%
Minnesota, State of, General Obligation 5.000%, 8/1/29	1,000	1,216
New York—8.3%
New York City Transitional Finance Authority Future Tax Secured,
Sales Tax Revenue 5.000%, 2/1/28	1,000	1,143
Sales Tax Revenue 4.000%, 5/1/35	1,000	1,193
New York City Water & Sewer System Revenue 3.000%, 6/15/40	1,000	1,070
New York State Dormitory Authority 5.000%, 7/1/31	500	692
New York State Dormitory Authority, Sales Tax Revenue (Pre-Refunded 3/15/23 @ 100) 5.000%, 3/15/29	1,000	1,119
Port Authority of New York & New Jersey Revenue 4.000%, 7/15/45	1,000	1,107
		6,324

Oregon—1.5%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,159
Tennessee—1.7%
Tennessee, State of, General Obligation 5.000%, 9/1/30	1,000	1,287
See Notes to Schedule of Investments

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Texas—15.1%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	$1,000	$1,119
Clifton Higher Education Finance Corp. (PSF-GTD Insured) 3.000%, 4/1/50	500	529
Dallas, City of, Fort Worth International Airport Revenue, 4.000%, 11/1/45	1,000	1,151
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,291
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	969
Texas Water Development Board Implementation Revenue 5.000%, 10/15/31	5,000	6,394
		11,453

Washington—12.4%
Energy Northwest Revenue
5.000%, 7/1/33	2,000	2,499
5.000%, 7/1/34	2,000	2,370
University of Washington
5.000%, 4/1/33	500	663
5.000%, 4/1/34	500	661
5.000%, 4/1/35	500	658
Washington, State of, General Obligation 5.000%, 8/1/29	2,000	2,559
		9,410

Wisconsin—3.9%
Wisconsin, State of,
General Obligation 5.000%, 5/1/28	1,250	1,617
General Obligation 5.000%, 5/1/31	1,000	1,335
		2,952

Total Municipal Bonds (Identified Cost $63,966)		66,584

Total Long-Term Investments—87.7% (Identified Cost $63,966)		66,584

	Shares	Value
Short-Term Investment—14.2%
Money Market Mutual Fund—14.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	10,821,487	$10,821
Total Short-Term Investment (Identified Cost $10,821)		10,821

TOTAL INVESTMENTS—101.9% (Identified Cost $74,787)		$77,405
Other assets and liabilities, net—(1.9)%		(1,464)
NET ASSETS—100.0%		$75,941

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At September 30, 2020, 6.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$66,584	$—	$66,584
Money Market Mutual Fund	10,821	10,821	—
Total Investments	$77,405	$10,821	$66,584
See Notes to Schedule of Investments

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX HIGH GRADE MUNICIPAL BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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